Unaudited Condensed Consolidated Interim Statement of Cash Flows - GBP (£) £ in Thousands	9 Months Ended
	Oct. 31, 2018		Oct. 31, 2017
Cash flows from operating activities
Profit / (loss) before income tax	£ 10,956		£ (12,866)	[1],[2]
Adjusted for:
Gain on re-measurement or derecognition of financial liabilities on funding arrangements	(539)		(908)
Loss on recognition of contingent consideration payable	860		0	[2]
Finance income	(2,786)		(3,087)	[2]
Finance costs	377		668	[2]
Foreign exchange (gain) / loss	(1,056)		870	[2]
Depreciation	233		93	[2]
Amortization of intangible fixed assets	622		6	[2]
Loss on disposal of assets	24		42	[2]
Movement in provisions	0		(85)	[2]
Research and development expenditure credit	(156)		0	[2]
Impairment of goodwill and intangible assets	3,986		0	[1],[2]
Share-based payment	4,263		1,309	[2]
Adjusted profit / (loss) from operations before changes in working capital	16,784		(13,958)	[2]
Increase in prepayments and other receivables	(1,661)		(2,788)	[2]
(Decrease) / increase in deferred revenue	(33,973)		8,111	[2]
Decrease in trade and other payables	(3,698)		(82)	[2]
Cash used in operations	(22,548)		(8,717)	[2]
Taxation received / (paid)	172		(179)	[2]
Net cash used in operating activities	(22,376)		(8,896)	[2]
Investing activities
Purchase of property, plant and equipment	(56)		(399)	[2]
Purchase of intangible assets	(5)		0	[2]
Interest received	3		3	[2]
Net cash used in investing activities	(58)		(396)	[2]
Financing activities
Proceeds from issue of share capital	15,000		14,931	[2]
Transaction costs on share capital issued	(858)		(1,428)	[2]
Proceeds from exercise of warrants	0		10	[2]
Proceeds from exercise of share options	102		392	[2]
Net cash generated from financing activities	14,244		13,905	[2]
(Decrease) / increase in cash and cash equivalents	(8,190)		4,613	[2]
Effect of exchange rates in cash and cash equivalents	1,132		(863)	[2]
Cash and cash equivalents at beginning of the period	20,102	[3]	28,062	[2]
Cash and cash equivalents at end of the period	£ 13,044		£ 31,812	[2]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’